Segment Information - Schedule of Sales by Therapeutic Category (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%
Dermatological and Topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	61.00%	65.00%	64.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	18.00%	17.00%	18.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	7.00%	6.00%	6.00%
Anti-Inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	3.00%	4.00%	8.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	11.00%	8.00%	4.00%